Retirement Plans, Postretirement and Postemployment Benefits - Schedule of Components of Net Periodic Benefit Cost (Credit) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Pension
Defined Benefit Plan Disclosure [Line Items]
Service cost	$ 31,624	$ 26,805	$ 22,167
Interest cost	33,209	36,101	35,879
Expected return on assets	(46,011)	(39,759)	(37,699)
Prior service cost (credit)	104	311	350
Actuarial (gain) loss	12,830	14,138	12,074
Transition asset	(1)	(1)	(1)
Settlement charge (credit)	2,936	21	124
Termination benefit charge			764
Total net periodic benefit cost (credit)	34,691	37,616	33,658
Postretirement Benefits
Defined Benefit Plan Disclosure [Line Items]
Service cost	77	80	85
Interest cost	519	727	863
Prior service cost (credit)	(2,074)	(1,741)	(1,959)
Actuarial (gain) loss	(211)	(364)	(499)
Settlement charge (credit)			(9)
Total net periodic benefit cost (credit)	$ (1,689)	$ (1,298)	$ (1,519)